CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (21,609,179)	$ (8,088,429)	$ (15,920,362)	$ (6,079,824)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	23,281	13,753	17,429	22,521
Amortization expense	2,297,671	887,183	1,257,534	1,269,564
Finance fee	2,378,783	792,930	1,287,916	426,419
Bad debt expense			158,620	261,717
Change in allowance for doubtful accounts	155,249	130,439
Stock compensation expense	6,490,487	1,434,900	1,942,036	1,717,123
Change in fair value of forward purchase agreement	5,109,277	419,407	2,312,116	0
Gain on sale of assets	0	(13,778)	(13,778)	0
Dividend expense			368,699	0
Non-cash interest expense	842,699	720,357	167,265	603,146
Impairment of intangible assets			105,676	0
Changes in operating assets and liabilities:
Accounts receivable	(334,455)	(313,288)	(307,716)	(47,479)
Prepaid expenses and other current assets	1,283,862	(483,073)	(1,244,356)	(26,420)
Right of use asset, net of lease liability	2,653	28,223	31,034	34,386
Accounts payable and accrued expenses	2,046,733	2,611,741	907,164	552,424
Deferred revenue	53,998	97,684	105,751	(6,572)
NET CASH USED IN OPERATING ACTIVITIES	(1,258,941)	(1,761,951)	(8,824,972)	(1,272,995)
INVESTING ACTIVITIES
Cash portion of consideration paid to acquire assets - Verifi Dental Limited	(370,000)	0	(1,559,144)	0
Cash portion of consideration paid to acquire assets - FeatherPay	(500,000)	0
Cash portion of consideration paid to acquire assets - Preferred Dental	0	(1,559,145)
Purchase of forward purchase agreement	0	7,796,672	(7,796,672)	0
Sale of capital assets	0	28,000	28,000	0
Purchases of capital assets	0	(154,231)	(159,878)	(4,153)
Additions to capitalized software	(1,031,003)	(507,596)	(727,021)	(289,812)
NET CASH USED IN INVESTING ACTIVITIES	(1,901,003)	(9,989,644)	(10,214,715)	(293,965)
FINANCING ACTIVITES
Net proceeds from debt	3,616,451	3,733,011	7,796,753	3,585,000
Payments on debt	(1,463,519)	(6,486,732)	(1,235,399)	(2,323,181)
Conversion of convertible debt into common stock			0	22,387
Stock issued for the conversion of convertible debt	0	5,747,497
Proceeds from issuance of series A preferred stock	0	18,312,298	18,312,897	0
Proceeds from exercise of employee stock options			0	2,100
Proceeds from issuance of common stock	0	540,000	2,881,024	450,000
Effect of merger, net of transaction costs	0	(9,833,243)	(7,692,383)	0
Repurchase of warrants for common stock			0	(45,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,152,932	12,012,831	20,062,892	1,691,306
NET CHANGE IN CASH	(1,007,012)	261,236	1,023,205	124,346
CASH AT BEGINNING OF THE PERIOD	1,219,358	196,153	196,153	71,807
CASH AT END OF THE PERIOD	212,346	457,389	1,219,358	196,153
Cash paid during the period for interest	315,054	348,941	18,750	696,355
Series A Stock issued for acquisitions	62	$ 0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Common Stock issued for acquisitions	$ 3
Stock issued for acquisition of Preferred Dental			400,000	0
Stock issued for conversion of notes payable			5,765,656	22,387
Dividends to Common Stockholders			$ 0	$ 1,794,704